Law Offices of DT Chisolm, P.C.
11508 H-236 Providence Road
Charlotte, NC 28277

June 6, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Office of Filings, Information & Consumer Services

RE:	Global X Funds (“Trust”)
File Nos. 333-151713, 811-22209

Ladies and Gentlemen:

Pursuant to Rule 497(c) under the Securities Act of 1933, as amended, submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”).  The XBRL exhibits reflect the Item 2, 3 and 4 risk/return summary disclosure required by Form N-1A, which disclosure was included in the definitive prospectuses relating to the Global X Auto ETF and the Global X Farming ETF, each a series of the Trust, that were filed with the U.S. Securities and Exchange Commission via the EDGAR system on May 16, 2011 (Accession No.  0001144204-11-030275) pursuant to Rule 497(c) under the Securities Act of 1933.

If you have any questions regarding this filing, please contact me at (704) 806-2387.

Sincerely,

/s/ Daphne Tippens Chisolm
Law Offices of DT Chisolm, PC